COMMITMENTS AND CONTINGENT LIABILITIES - LITIGIATION	6 Months Ended
Jun. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES - LITIGIATION
NOTE 4:	COMMITMENTS AND CONTINGENT LIABILITIES – LITIGIATION

As part of the acquisition of the SmartID division of OTI, the Company assumed a dispute with Merwell Inc. (“Merwell”). Merwell has alleged that it has not received the full payment it is entitled to for its services in respect of a drivers’ license project. OTI alleged that Merwell breached its commitments under the service agreement and also acted in concert with third parties to damage OTI’s business activities. This matter is now subject to an arbitration proceeding. An appropriate provision is included in the financial statements.

In August 2016, three claims previously filed against the Company and a number of defendants affiliated with the Company were consolidated into a class action lawsuit. The claims assert causes of action based on alleged false and misleading projections made by the Company in 2015. The complaint seeks unspecified compensatory damages. The Company believes that the claim has no merits and that the probability of the legal proceeding resulting in an unfavorable outcome to the Company is remote.